Stockholders’ Deficiency - Summary of warrants issued, forfeited or expired and exercised (Details)	3 Months Ended
Oct. 31, 2013
Equity [Abstract]
Less: Exercised	2,166,666
Outstanding, October 31, 2013	236,063,273